Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,812,000
Previously Paid Amount	0.00
Total Fee Amount	940.74
Total Offset Amount	0.00
Net Fee	940.74
Narrative - Max Aggregate Offering Price	$ 6,812,000
Final Prospectus	true